Finance income	12 Months Ended
Dec. 31, 2018
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Finance income
30.	Finance income

	2018	2017	2016
	(Thousands of yen)
Interest income from bank deposits	5,687	603	248
Imputed interest arising from other financial assets	3,459	19,141	25,406
Dividend income	342	213	239

Total	9,488	19,957	25,893